Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2022
Other Payables and Accruals
Schedule of other payables and accruals

	As of December 31,
	2021	2022
Unearned revenue	69,768	71,228
Accrued off-hire	2,461	4,490
Accrued purchases	10,169	10,662
Accrued interest	26,186	43,712
Other accruals	44,917	36,840
Total	153,501	166,932